DERIVATIVES (Fair Value of Derivative Instruments) (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Designated as Hedging Instrument [Member] | Inventory Intermediation Agreement Obligation [Member] | Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Fair Value Asset/(Liability)	$ 24.4	$ (1.3)	$ 24.1
Not Designated as Hedging Instrument [Member] | Commodity contract [Member] | Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Fair Value Asset/(Liability)	$ (6.0)
Not Designated as Hedging Instrument [Member] | Commodity contract [Member] | Accounts Receivable [Member]
Derivatives, Fair Value [Line Items]
Fair Value Asset/(Liability)		$ 0.2	$ 7.2